EXHIBIT 99.1

John Deere Owner Trust 2013

Statement to Noteholders

$262,000,000   Class A-1  0.25000%  Asset Backed Notes due May 02, 2014

$250,000,000   Class A-2 0.41% Asset Backed Notes due September 15, 2015

$250,000,000   Class A-3  0.60%  Asset Backed Notes due March 15, 2017

$89,426,000   Class A-4  0.77%  Asset Backed Notes due July 15, 2019

$21,832,402  Asset Backed Certificates

Payment Date:				15-Oct-13

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$87,360,349.90
		(ii)	A-1 Note Pool Factor:	0.3334365

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$250,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$30,482,824.55
		per $1,000 original principal amount:		$116.35

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$30,482,824.55

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$17,593.40
			per $1,000 original principal amount:	$0.07

		(ii)	Class A-2 Notes:	$85,416.67
			per $1,000 original principal amount:	$0.34

		(iii)	Class A-3 Notes:	$125,000.00
			per $1,000 original principal amount:	$0.50

		(iv)	Class A-4 Notes:	$57,381.68
			per $1,000 original principal amount:	$0.64

		(v)	Total:	$285,391.75

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$704,644,163.82
		(ii)	at end of related Collection Period:	$673,625,030.95

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$698,618,751.88
		(ii)	at end of related Collection Period:	$668,135,927.33

	(c)	Pool Face Amount:
		(i)	at beginning of related Collection Period:	$748,326,444.72
		(ii)	at end of related Collection Period:	$714,675,913.24

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$56,877,525.35
		(ii)	A-1 Note Pool Factor:	0.2170898

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$250,000,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$250,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$89,426,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$587,203.47
	per $1,000 original principal amount:			$0.66
	(a)	Amount of Servicing Fee earned:		$587,203.47
	(b)	Amount of Servicing Fee paid:		$587,203.47
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,915,731.00
	(ii)	Specified Reserve Account Balance:		$10,915,731.00

(9)	(i)	Face Amount of Receivables 60 days or more past due:		$2,188,475.67
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.32%

(10)	(i)	Aggregate amount of net losses for the collection period:		$94,660.07
	(ii)	Cumulative amount of net losses:		$165,754.44
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.02%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$768,375.91
		(ii)	% of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%